Insurance and reinsurance - Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held (Detail) - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Insurance service result [abstract]
Insurance revenue	$ 1,205	$ 1,104
Insurance service expense	(984)	(853)
Net income (expense) from reinsurance contracts held	(34)	(59)
Total	187	192
Insurance investment result
Net investment income	2,018	1,019
Insurance finance income (expense)	(1,976)	(1,134)
Reinsurance finance income (expense)	99	42
Total	141	(73)
Insurance service and insurance investment results	$ 328	$ 119